Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(20.2)%	(24.9)%	25.6%
Super deduction of research and development expenses	3.9%	6.1%	(22.0)%
Non-deductible expenses	(0.6)%	(0.2)%	(0.7	) %
Difference in EIT rates of certain overseas entities	(1.0)%	(2.0)%	4.4%
Tax filing difference	0.7%	0.1%	—
Effect of tax holiday (Note)	(8.1)%	(4.6)%	(29.6)%

Total	(0.3)%	(0.5)%	2.7%

Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses
(Gain)/Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2019	2020	2021
Domestic	560,503	383,730	(75,618)
Foreign	12,378	9,195	14,002

Total	572,881	392,925	(61,616)

Current and Deferred Portions of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income are as follows:

	For the years ended December 31,
	2019	2020	2021
Current income tax expense	296	113	136
Deferred income tax expense	1,604	1,789	1,573

Income tax expense	1,900	1,902	1,709

Summary of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets
Deductible temporary difference related to advertising expenses	128,756	122,141
Deductible temporary difference related to accruals and other payables	24,954	21,192
Tax losses carried forward	163,998	186,963

Total deferred tax assets	317,708	330,296
Less: valuation allowance	(304,161)	(318,322)

Total deferred tax assets	13,547	11,974

Summary of Movement of Valuation Allowance
Movement of valuation allowance is as follows:

	For the years ended December 31,
	2019	2020	2021
Beginning balance	90,979	206,471	304,161
Additions	137,122	103,399	36,061
Reversals	(21,630)	(5,709)	(21,900)

Ending balance	206,471	304,161	318,322

Summary of Unrecognized Tax Benefits
The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2019	2020	2021
Beginning balance	41,100	41,100	41,100
Increases related to tax positions taken during the current year	—	—	—

Total	41,100	41,100	41,100